S-K 1602(a)(3) Forepart, Sponsor Compensation	Jul. 21, 2026 USD ($) $ / shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.51
Price Paid or to be Paid for Securities, Total Amount | $	$ 90,913,727